Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Limited Duration Credit Fund (Institutional 3 Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	7.05%	2.14%	2.23%
Columbia Limited Duration Credit Fund (Institutional 2 Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	6.99%	2.09%	2.18%
Columbia Limited Duration Credit Fund (Institutional Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	6.94%	2.04%	2.14%
Columbia Limited Duration Credit Fund (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		4.88%	1.02%	1.11%
Columbia Limited Duration Credit Fund (Advisor Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	6.94%	2.06%	2.14%
Columbia Limited Duration Credit Fund (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		3.52%	1.16%	1.56%
Without Sales Load [Member] | Columbia Limited Duration Credit Fund (Class C)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	5.88%	1.02%	1.11%
Without Sales Load [Member] | Columbia Limited Duration Credit Fund (Class A)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	6.68%	1.78%	1.87%
Bloomberg U.S. 1-5 Year Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Corporate Index
Average Annual Return, Percent		6.94%	2.05%	2.31%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	0.19%	1.61%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.